TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2017
TRADE RECEIVABLES [abstract]
Disclosure of trade receivables

20.       TRADE RECEIVABLES

The credit terms of the Group are generally within 30 days after the delivery of oil and gas. Payment in advance or collateral may be required from customers, depending on credit rating. Trade receivables are non-interest-bearing.

All customers have good credit quality with good repayment history and no significant receivables are past due. As at December 31, 2017 and December 31, 2016, the age of substantially all the trade receivables was within one year.